5. Property and Equipment: Schedule of Property and Equipment (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013
Details
Furniture	$ 35,997	$ 32,966
Manufacturing equipment	209,359	193,948
Office equipment	54,435	52,706
Leasehold improvements	85,320	80,650
Computer software	52,150	51,918
Accumulated depreciation and amortization	(230,706)	(182,345)
Property and equipment, net	$ 206,555	$ 229,843